Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 1,118,976	¥ 880,352	¥ 1,325,700
Income tax expense	¥ 229,378	¥ 139,766	¥ 372,878
Effective income tax rate	20.50%	15.90%	28.10%
Effective statutory tax rate in Japan	30.90%	30.90%	33.10%
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(5.70%)	(15.10%)	(2.60%)
Non-Japanese earnings	(3.60%)	(1.90%)	(2.70%)
Tax impact of share of post-tax profit in associates and joint ventures	(1.40%)	(1.00%)	(0.80%)
Tax impact of impairment losses of goodwill	0.80%	2.60%
Nontaxable dividends received	(0.80%)	(1.00%)	(0.50%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures-net	0.30%	0.50%	0.30%
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable		(0.70%)
Changes in Japanese corporation tax rates			2.20%
Others-net		1.60%	(0.90%)
Effective income tax rate	20.50%	15.90%	28.10%